Cash and cash equivalents - Credit quality of issuers of investments (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IFRS Statement [Line Items]
Cash and cash equivalents	$ 5,082,308	$ 7,075,758	$ 6,311,744	$ 7,945,885
AAA [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	2,578,090	3,851,656
F1+ [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	1,286,310	244,547
A-1 [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	851,394	1,244,462
F1 [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	207,773	0
BRC1+ [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	99,923	673,342
AAAf [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	28,552	0
F3 [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	12,184	0
A [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	4,319	167,404
BRC 1 [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	2,336	0
AA [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	2,162	0
AA Three [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	1,431	0
AA Two [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	546	229,473
BBB [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	121	569,514
AA- [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	22	0
A-2 [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	0	89,996
BB [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	0	43
BAA2 [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	0	10
Other [Member]
IFRS Statement [Line Items]
Cash and cash equivalents	$ 7,145	$ 5,311